Organization and business overview (Tables)	6 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of consolidated financial statements

The unaudited consolidated financial statements of the Company include the following entities:

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities
Enigmatig (BVI) Limited	27 Oct, 2022	100%	British Virgin Islands	Holding company
Enigmatig Pte Ltd	25 Dec, 2018	100%	Singapore	Management Consultancy Services
Enigmatig (Belize) Limited	26 Jan, 2017	100%	Belize	Formation or management of International Business Companies
Enigmatig Corp Limited	24 May, 2013	100%	Seychelles	Management Consultancy Services
Enigmatig Consulting Limited	29 Aug, 2018	100%	Hong Kong	Consultancy Services
Shanghai Enigmatig Information Consultancy Limited	23 Jul, 2019	100%	China	Consultancy Services